Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 42.4%
664,711	(1),(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.868%, 09/25/2044	$680,000	0.1
1,401,664	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.793%, 01/25/2045	1,362,589	0.1
1,186,649	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.613%, 04/25/2045	1,228,628	0.1
1,054,777	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.565%, 06/25/2045	1,069,066	0.1
877,317	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.741%, 12/25/2045	911,918	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.741%, 12/25/2045	604,163	0.0
1,749,116	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.787%, 03/25/2046	1,820,186	0.1
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.787%, 03/25/2046	1,017,695	0.1
551,598		Alternative Loan Trust 2004-32CB 2A2, 0.548%, (US0001M + 0.400%), 02/25/2035	493,970	0.0
900,114		Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	872,276	0.1
2,627,166		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	2,067,999	0.2
414,492		Alternative Loan Trust 2005-31 1A1, 0.708%, (US0001M + 0.560%), 08/25/2035	388,245	0.0
321,657		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	291,082	0.0
565,455		Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	461,126	0.0
353,233		Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400%), 08/25/2036	183,403	0.0
754,631		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	516,996	0.0
503,838		Alternative Loan Trust 2007-18CB 1A7, 0.618%, (US0001M + 0.470%), 08/25/2037	213,451	0.0
1,365,372		Alternative Loan Trust 2007-OA4 A1, 0.318%, (US0001M + 0.170%), 05/25/2047	1,270,661	0.1
2,159,949	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,214,977	0.2
233,247	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.836%, 01/25/2036	229,727	0.0
195,142	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.369%, 05/25/2035	196,198	0.0
366,739	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.070%, 09/25/2035	341,624	0.0
1,882,556	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.057%, 11/25/2035	1,438,928	0.1
5,000,000	(2)	Bellemeade Re 2020-4 M2A Ltd., 2.750%, (US0001M + 2.600%), 06/25/2030	5,003,344	0.4
535,517	(1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	545,950	0.0
169,928	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.259%, 09/25/2036	156,031	0.0
106,093	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.195%, 02/25/2037	104,697	0.0
333,839	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.749%, 11/25/2034	333,113	0.0
578,969		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	447,244	0.0
445,604		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	345,646	0.0
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,047,551	0.1
388,694	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	400,736	0.0
240,975	(1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	248,513	0.0
868,177	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	887,345	0.1
762,761	(1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	777,285	0.1
959,585	(1),(2)	CIM Trust 2019-J1 B3, 4.031%, 08/25/2049	998,842	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	519,283	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,661,660	(1),(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	$2,738,781	0.2
1,319,000	(1),(2)	CIM Trust 2020-J2 B3, 2.814%, 01/25/2051	1,144,101	0.1
991,343	(1),(2)	CIM Trust 2020-J1 B3, 3.485%, 07/25/2050	965,053	0.1
1,000,000	(1),(2)	CIM Trust 2020-J2 B2, 2.814%, 01/25/2051	888,984	0.1
324,827	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.490%, 03/25/2036	287,504	0.0
339,785	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.361%, 09/25/2037	330,702	0.0
1,013,457	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.410%, 08/25/2036	1,014,186	0.1
941,883		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	967,152	0.1
209,549		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	208,990	0.0
1,000,000	(1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,016,286	0.1
1,681,527	(1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,695,590	0.1
2,784,492	(1),(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	2,793,322	0.2
2,900,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	2,895,261	0.2
1,273,786	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,297,051	0.1
525,429	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.396%, 05/25/2043	530,381	0.0
623,205	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.642%, 10/25/2043	631,731	0.1
643,821	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.666%, 11/25/2043	651,824	0.1
643,501	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.783%, 04/25/2044	659,267	0.1
689,603	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.122%, 07/25/2044	711,420	0.1
500,000	(1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	504,732	0.0
1,700,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,731,423	0.1
3,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	3,070,333	0.2
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,219,898	0.1
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,013,143	0.2
3,500,000	(1),(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,526,525	0.3
1,000,000	(2)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	1,026,681	0.1
475,081	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.260%, 06/27/2037	474,785	0.0
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	3,943,646	0.3
1,116,368		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250%), 04/25/2029	1,173,505	0.1
1,145,611		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000%), 07/25/2025	1,166,833	0.1
582,251		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	614,799	0.1
460,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	480,652	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,481,409		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	$1,548,276	0.1
2,117,200		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	2,214,717	0.2
2,450,071		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	2,531,137	0.2
2,387,605		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	2,452,213	0.2
2,483,211		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	2,521,501	0.2
1,812,650		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	1,832,460	0.1
4,230,005		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	4,242,255	0.3
2,604,818		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	2,600,859	0.2
1,711,125		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	1,717,581	0.1
1,551,583		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	1,570,260	0.1
3,622,604		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	3,615,699	0.3
2,292,302		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150%), 10/25/2030	2,297,440	0.2
3,041,200		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	3,062,916	0.2
3,778,826		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	3,800,218	0.3
958,663		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	956,239	0.1
2,760,452		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	2,737,666	0.2
2,186,936		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	2,185,151	0.2
2,680,397	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	2,684,073	0.2
928,092	(2)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	930,549	0.1
4,793,539	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	4,808,809	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100%), 07/25/2039	$1,010,870	0.1
2,200,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	2,199,903	0.2
4,100,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	4,151,639	0.3
459,593		Fannie Mae Connecticut Avenue Securities, 6.048%, (US0001M + 5.900%), 10/25/2028	484,689	0.0
2,269,509	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	2,277,230	0.2
900,672	(1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/2047	917,222	0.1
945,286	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.049%, 04/25/2048	1,007,721	0.1
1,461,404	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.287%, 07/25/2048	1,493,993	0.1
2,060,994	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.541%, 09/25/2048	2,166,439	0.2
955,491	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.541%, 09/25/2048	976,506	0.1
958,283	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.996%, 10/25/2048	1,044,619	0.1
1,012,610	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	1,041,307	0.1
979,026	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.120%, 12/25/2049	1,036,659	0.1
4,929,702	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.324%, 03/25/2050	5,244,250	0.4
2,456,988	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.324%, 03/25/2050	2,466,663	0.2
1,525,139	(1),(2)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	1,554,252	0.1
956,597	(1),(2)	Flagstar Mortgage Trust 2018-3INV B2, 4.497%, 05/25/2048	1,037,409	0.1
3,000,000	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	2,997,927	0.2
3,700,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000%), 06/25/2050	3,733,736	0.3
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.077%, (SOFR30A + 2.000%), 12/25/2050	3,014,794	0.2
9,400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	9,405,530	0.8
2,800,000	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100%), 03/25/2050	2,837,406	0.2
1,500,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	1,517,879	0.1
1,700,000	(2)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150%), 12/25/2030	1,690,908	0.1
2,200,000	(2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100%), 09/25/2048	2,183,059	0.2
3,600,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	3,580,539	0.3
3,638,324		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	3,802,987	0.3
1,351,994		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.700%, (US0001M + 5.550%), 07/25/2028	1,416,541	0.1
2,394,542		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.148%, (US0001M + 5.000%), 12/25/2028	2,512,647	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
829,798		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.498%, (US0001M + 6.350%), 09/25/2028	$882,666	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	260,226	0.0
2,403,300		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.398%, (US0001M + 3.250%), 07/25/2029	2,470,531	0.2
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	4,683,704	0.4
3,943,318		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	3,988,700	0.3
1,969,771		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	2,006,868	0.2
951,653		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	946,747	0.1
789,238		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	789,840	0.1
2,666,151	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	2,639,718	0.2
1,200,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 2.682%, (SOFR30A + 2.600%), 11/25/2050	1,214,862	0.1
2,700,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.898%, (US0001M + 3.750%), 08/25/2050	2,751,612	0.2
6,000,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 2.882%, (SOFR30A + 2.800%), 10/25/2050	6,110,429	0.5
1,400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.298%, (US0001M + 3.150%), 09/25/2050	1,420,191	0.1
349,146	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	364,963	0.0
1,339,912	(1),(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,379,937	0.1
978,175	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,010,296	0.1
2,000,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,116,821	0.2
931,562	(2),(3)	GCAT 2020-NQM2 A2 Trust, 2.272% (Step Rate @ 3.272% on 0), 04/25/2065	944,813	0.1
600,841	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	613,562	0.1
1,021,429	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,057,400	0.1
1,000,000	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,046,146	0.1
2,157,237	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.686%, 05/01/2050	2,145,177	0.2
200,266	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	206,648	0.0
962,200	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.335%, 08/25/2049	1,029,024	0.1
566,891	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	575,027	0.0
970,791	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.484%, 11/25/2049	1,052,737	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
968,188	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$998,133	0.1
976,082	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.108%, 03/25/2050	1,066,846	0.1
3,626,146	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.108%, 03/25/2050	3,905,406	0.3
3,041,472	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.108%, 03/25/2050	3,181,247	0.3
869,881	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	891,221	0.1
5,355,981	(1)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ5 A4, 3.000%, 03/27/2051	5,485,984	0.4
867,041	(1),(2)	GS Mortgage-Backed Securities Trust 2020-NQM1 A3, 2.352%, 09/27/2060	871,418	0.1
126,542	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 3.003%, 10/25/2035	93,996	0.0
310,069	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.050%, 01/25/2036	312,306	0.0
796,927		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.302%, (US0001M + 0.150%), 01/25/2047	731,255	0.1
1,030,707		HarborView Mortgage Loan Trust 2007-5 A1A, 0.342%, (US0001M + 0.190%), 09/19/2037	977,374	0.1
1,470,652	(1),(2)	Homeward Opportunities Fund I Trust 2018-1 A1, 3.766%, 06/25/2048	1,482,075	0.1
3,000,000	(1),(2)	Homeward Opportunities Fund I Trust 2020-2 A2, 2.635%, 05/25/2065	3,106,912	0.2
3,302,623		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.568%, (US0001M + 0.420%), 02/25/2046	2,666,808	0.2
2,528,360	(1),(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.513%, 05/25/2050	2,639,474	0.2
508,000	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	531,689	0.0
2,014,655	(1),(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	2,067,235	0.2
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,036,125	0.1
1,060,927	(1),(2)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	1,090,135	0.1
1,162,785	(1),(2)	JP Morgan Mortgage Trust 2020-8 A15, 3.000%, 03/25/2051	1,192,127	0.1
2,581,690	(1),(2)	JP Morgan Trust 2015-1 B3, 2.124%, 12/25/2044	2,637,458	0.2
957,006	(1),(2)	JP Morgan Trust 2015-1 B4, 2.124%, 12/25/2044	961,207	0.1
2,317,489	(1),(2)	JP Morgan Trust 2015-5 B3, 2.546%, 05/25/2045	2,333,637	0.2
336,655	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	346,135	0.0
231,451	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	239,142	0.0
968,351	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.637%, 08/25/2049	1,050,470	0.1
968,351	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.637%, 08/25/2049	1,011,092	0.1
991,002	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,020,478	0.1
1,259,449	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.895%, 06/25/2049	1,335,413	0.1
586,248		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	451,007	0.0
165,541	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.512%, 05/25/2037	153,880	0.0
1,157,684		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	743,357	0.1
2,677,311	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.706%, 01/25/2044	2,692,917	0.2
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.937%, 10/25/2029	755,251	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.861%, 05/25/2046	1,005,467	0.1
3,650,962	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.511%, 01/25/2047	3,658,761	0.3
916,597	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	936,442	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
913,895	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.792%, 08/25/2047	$959,015	0.1
1,404,377	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.928%, 11/25/2048	1,482,419	0.1
1,404,377	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.928%, 11/25/2048	1,469,769	0.1
2,178,103	(1),(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.128%, 10/26/2048	2,161,615	0.2
1,445,004	(1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.128%, 10/26/2048	1,426,014	0.1
1,407,285	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.817%, 12/25/2048	1,450,163	0.1
1,523,846	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.753%, 09/25/2048	1,583,227	0.1
2,159,174	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.753%, 09/25/2048	2,219,033	0.2
1,039,221	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.750%, 10/25/2048	1,090,763	0.1
2,172,917	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.750%, 10/25/2048	2,271,771	0.2
3,432,046	(1),(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	3,569,214	0.3
1,138,912	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	1,167,373	0.1
1,787,670	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.925%, 12/25/2048	1,877,020	0.2
1,910,608	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.188%, 01/25/2049	2,010,603	0.2
955,304	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.188%, 01/25/2049	1,001,167	0.1
955,677	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.430%, 02/25/2049	1,032,423	0.1
955,677	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.430%, 02/25/2049	1,010,261	0.1
1,445,254	(1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.778%, 04/25/2049	1,567,822	0.1
627,630	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	649,273	0.1
109,548	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	113,005	0.0
3,268,109	(1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.532%, 11/25/2049	3,567,286	0.3
2,006,137	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.532%, 11/25/2049	2,164,219	0.2
974,967	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.265%, 12/25/2049	1,053,936	0.1
1,949,935	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.265%, 12/25/2049	2,115,948	0.2
1,694,814	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	1,740,523	0.1
3,008,878	(1),(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.190%, 02/25/2050	3,031,586	0.2
2,915,459	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.440%, 12/31/2049	2,977,704	0.2
1,992,154	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,062,336	0.2
1,465,868	(1),(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.194%, 03/25/2050	1,509,582	0.1
2,909,259	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.444%, 03/25/2050	2,980,582	0.2
3,061,373	(1),(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.889%, 10/25/2049	3,223,986	0.3
1,694,973	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.083%, 10/25/2049	1,826,569	0.1
1,689,433	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,740,797	0.1
732,088	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	757,282	0.1
3,442,408	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.503%, 05/25/2050	3,580,862	0.3
1,949,760	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.809%, 12/25/2049	2,052,845	0.2
1,949,760	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.809%, 12/25/2049	2,069,886	0.2
292,119	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	300,049	0.0
980,866	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.545%, 12/31/2049	1,047,214	0.1
2,452,164	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.545%, 12/31/2049	2,586,949	0.2
1,314,477	(1),(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,338,256	0.1
1,476,919	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.890%, 08/25/2050	1,584,290	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,254,227	(1),(2)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	$1,277,499	0.1
1,534,502	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.764%, 11/25/2050	1,675,892	0.1
2,019,522	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	2,062,390	0.2
2,478,624	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.725%, 12/25/2050	2,631,143	0.2
905,975	(1),(2)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	930,614	0.1
995,972	(1),(2)	JP Morgan Mortgage Trust 2020-8 B1, 3.620%, 03/25/2051	1,062,828	0.1
1,493,957	(1),(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.620%, 03/25/2051	1,515,356	0.1
1,443,863	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	1,491,012	0.1
3,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	3,072,848	0.2
1,758,212	(1),(2)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	1,801,170	0.1
1,991,487	(1),(2)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.230%, 11/25/2050	2,175,523	0.2
786,376	(1),(2)	JP Morgan Trust 2015-3 B3, 3.652%, 05/25/2045	805,746	0.1
1,179,564	(1),(2)	JP Morgan Trust 2015-3 B4, 3.652%, 05/25/2045	1,199,310	0.1
256,436		Lehman XS Trust Series 2005-5N 3A1B, 1.609%, (12MTA + 1.000%), 11/25/2035	257,648	0.0
954,156	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.463%, 10/25/2048	1,031,029	0.1
2,030,107	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.463%, 10/25/2048	2,160,597	0.2
5,000,000	(2)	Mello Warehouse Securitization Trust 2020-1 C, 1.498%, (US0001M + 1.350%), 10/25/2053	5,013,043	0.4
1,900,000	(2)	Mello Warehouse Securitization Trust 2020-2 C, 1.453%, (US0001M + 1.300%), 11/25/2053	1,900,000	0.2
42,235		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.908%, (US0001M + 0.380%), 08/25/2035	42,396	0.0
1,500,000	(1),(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	1,503,181	0.1
186,829		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	155,893	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800%), 09/25/2035	883,499	0.1
2,000,000	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A3A, 2.500%, 12/25/2050	2,073,984	0.2
2,383,000	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 B2, 3.068%, 12/25/2050	2,228,978	0.2
800,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	834,318	0.1
1,860,597	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,884,826	0.2
2,099,346	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,288,162	0.2
431,007	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	447,009	0.0
866,303	(1),(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	907,478	0.1
600,081	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	615,317	0.1
632,891	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	648,832	0.1
1,262,271	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,304,099	0.1
895,745	(1),(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	921,782	0.1
1,178,572	(1),(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.322%, 02/25/2050	1,212,352	0.1
996,220	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,027,069	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,455,000	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	$1,514,142	0.1
608,746	(1),(2)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	626,141	0.1
1,722,078	(1),(2)	PSMC 2020-3 A1 Trust, 3.000%, 11/25/2050	1,773,011	0.1
1,750,000	(1),(2)	PSMC 2020-3 A7 Trust, 3.000%, 11/25/2050	1,812,110	0.1
509,217	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	522,544	0.0
1,366,853	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.917%, 09/25/2049	1,448,415	0.1
976,324	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.917%, 09/25/2049	967,967	0.1
2,756,577	(1),(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	2,815,920	0.2
1,982,917	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.523%, 02/25/2050	2,078,195	0.2
386,463	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.512%, 03/25/2043	394,818	0.0
669,784	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	687,055	0.1
376,743	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.711%, 07/25/2045	388,641	0.0
933,909	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.518%, 08/25/2047	987,910	0.1
10,008	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	10,028	0.0
532,451	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	539,758	0.0
1,443,829	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.252%, 06/25/2049	1,493,983	0.1
631,435	(1),(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	646,926	0.1
1,443,718	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	1,473,094	0.1
487,784	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.776%, 12/25/2049	521,950	0.0
487,784	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.776%, 12/25/2049	497,887	0.0
319,591	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	327,842	0.0
680,481	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.018%, 03/25/2049	738,452	0.1
1,070,280	(1),(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,100,790	0.1
1,702,085	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.924%, 08/25/2049	1,875,695	0.2
2,400,000	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,501,393	0.2
2,987,659	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.536%, 09/25/2049	3,163,010	0.3
1,759,345	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.536%, 09/25/2049	1,901,572	0.2
847,778	(1),(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	866,199	0.1
2,764,941	(1),(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	2,839,657	0.2
2,472,224	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.661%, 03/25/2050	2,475,954	0.2
1,986,031	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.402%, 04/25/2050	1,945,633	0.2
2,110,497	(1),(2)	Sequoia Mortgage Trust 2017-2 B2, 3.602%, 02/25/2047	2,222,953	0.2
2,755,582	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.821%, 08/25/2047	2,819,308	0.2
991,666	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.661%, 03/25/2050	1,046,012	0.1
974,839	(1),(2)	Sequoia Mortgage Trust 2020-3 A19, 3.000%, 04/25/2050	996,444	0.1
1,122,960	(1),(2)	Sequoia Mortgage Trust 2020-4 A20, 2.500%, 11/25/2050	1,166,816	0.1
1,393,165	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.709%, 10/25/2047	1,434,847	0.1
1,662,669	(1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,686,104	0.1
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	3,002,902	0.2
2,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2060	2,049,084	0.2
2,500,000	(2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,503,612	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,828	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.004%, 03/25/2035	$113,114	0.0
4,393,994	(1),(3)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	1,749,729	0.1
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,094,737	0.2
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,522,694	0.1
396,628	(1),(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	400,675	0.0
886,937	(1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	894,192	0.1
3,363,732	(2),(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,441,583	0.3
1,464,489	(1),(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,506,270	0.1
1,789,931	(1),(2)	Verus Securitization Trust 2019-INV2 A3, 3.219%, 07/25/2059	1,839,074	0.1
156,861	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.647%, 10/20/2035	146,466	0.0
203,499	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.647%, 10/20/2035	190,014	0.0
531,034	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.951%, 06/25/2034	536,749	0.0
632,678	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.873%, 07/25/2034	643,116	0.1
1,057,222	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.053%, 09/25/2035	1,070,615	0.1
425,245		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.128%, (US0001M + 0.490%), 10/25/2045	415,131	0.0
312,867	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.748%, 12/25/2035	309,669	0.0
300,357	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.644%, 11/25/2036	298,372	0.0
962,750	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.722%, 12/25/2036	956,076	0.1
515,874	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.490%, 12/25/2036	494,331	0.0
331,887	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.573%, 02/25/2037	324,052	0.0
581,550	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.675%, 02/25/2037	563,114	0.0
373,119	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.324%, 12/25/2036	374,761	0.0
243,930		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	241,961	0.0
661,198		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.378%, (US0001M + 0.230%), 01/25/2047	654,766	0.1
462,033		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	464,687	0.0
585,106		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	592,516	0.0
199,182		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	198,621	0.0
108,813	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	103,373	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
678,816	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.910%, 12/28/2037	$635,653	0.1
472,420	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	480,818	0.0
1,016,520	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	1,037,279	0.1
3,276,980	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.790%, 10/25/2049	3,405,176	0.3
1,597,256	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.426%, 12/25/2049	1,638,311	0.1
2,097,436	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.426%, 12/25/2049	2,120,461	0.2
1,091,056	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.275%, 07/25/2050	1,145,402	0.1
2,413,838	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	2,458,626	0.2
5,930,202	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-5 A17 Trust, 2.500%, 09/25/2050	6,138,029	0.5
5,647,136	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-5 B2 Trust, 2.958%, 09/25/2050	5,740,875	0.5
2,398,233	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	2,467,229	0.2

	Total Collateralized Mortgage Obligations
	(Cost $524,544,164)		528,289,448	42.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 28.3%
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 2.803%, (US0001M + 2.650%), 09/14/2036	3,293,645	0.3
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.409%, (US0001M + 2.250%), 09/15/2032	2,270,531	0.2
1,350,000	(1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.005%, 02/27/2048	1,344,095	0.1
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	2,942,843	0.2
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,373,815	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,565,038	0.3
7,060,000	(1),(2),(4)	BANK 2017-BNK4 XE, 1.465%, 05/15/2050	548,353	0.0
2,644,000	(2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,511,431	0.2
11,093,153	(1),(4)	Bank 2019-BNK19 XA, 0.960%, 08/15/2061	757,526	0.1
1,650,000	(2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,495,195	0.1
21,150,000	(1),(2),(4)	BANK 2017-BNK8 XE, 1.271%, 11/15/2050	1,512,343	0.1
9,363,500	(1),(2),(4)	BANK 2018-BNK12 XD, 1.418%, 05/15/2061	875,299	0.1
1,700,000	(2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,421,461	0.1
52,784,472	(1),(4)	BANK 2020-BNK27 XA, 1.162%, 04/15/2063	4,698,077	0.4
18,200,000	(1),(4)	BANK 2020-BNK30 XA, 1.346%, 12/10/2053	1,874,973	0.1
48,640,651	(1),(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.596%, 08/15/2052	5,194,082	0.4
103,000,000	(1),(2),(4)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	1,013,726	0.1
6,100,000	(2)	BBCMS 2020-BID C Mortgage Trust, 3.799%, (US0001M + 3.640%), 10/15/2037	6,137,023	0.5
435,000	(2)	BBCMS 2020-BID D Mortgage Trust, 4.789%, (US0001M + 4.630%), 10/15/2037	438,121	0.0
39,481,571	(1),(4)	BBCMS Mortgage Trust 2020-C7 XA, 1.631%, 04/15/2053	4,303,021	0.3
18,964,000	(1),(2),(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,876,973	0.2
50,749,293	(1),(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.442%, 05/15/2053	1,325,881	0.1
20,296,748	(1),(4)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.229%, 03/15/2062	1,607,161	0.1
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,252,710	0.1
3,220,000	(1),(2),(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	448,837	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,500,000	(2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	$3,539,894	0.3
8,000,000	(1),(2),(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	898,641	0.1
14,907,500	(1),(2),(4)	Benchmark 2019-B14 XD Mortgage Trust, 1.276%, 12/15/2062	1,459,508	0.1
870,000	(2)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	762,426	0.1
4,110,000	(2)	Benchmark 2020-B17 E Mortgage Trust, 2.250%, 03/15/2053	3,231,652	0.3
12,539,399	(1),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.420%, 03/15/2053	1,162,789	0.1
31,981,812	(1),(4)	Benchmark 2020-B18 XA Mortgage Trust, 1.794%, 07/15/2053	3,842,033	0.3
3,000,000	(2)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	2,590,566	0.2
7,286,259	(1),(4)	Benchmark 2020-B20 XA Mortgage Trust, 1.628%, 10/15/2053	839,496	0.1
16,000,000	(1),(4)	Benchmark 2020-B22 XA Mortgage Trust, 1.523%, 01/15/2054	2,011,805	0.2
79,570,933	(1),(4)	BMARK 2018-B4 XA, 0.515%, 07/15/2051	2,171,690	0.2
5,040,000	(2)	BX Commercial Mortgage Trust 2018-BIOA F, 2.630%, (US0001M + 2.471%), 03/15/2037	5,038,483	0.4
208,846	(2)	BX Commercial Mortgage Trust 2019-XL F, 2.159%, (US0001M + 2.000%), 10/15/2036	206,397	0.0
1,998,171	(2)	BX Commercial Mortgage Trust 2020-BXLP F, 2.159%, (US0001M + 2.000%), 12/15/2036	1,957,910	0.2
8,971,788	(2)	BX Commercial Mortgage Trust 2020-BXLP G, 2.659%, (US0001M + 2.500%), 12/15/2029	8,808,766	0.7
6,500,000	(1),(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/09/2044	6,465,638	0.5
7,500,000	(2)	BX Commercial Mortgage Trust 2020-VKNG F, 2.909%, (US0001M + 2.750%), 10/15/2037	7,513,686	0.6
567,162	(2)	BX Trust 2019-MMP E, 2.059%, (US0001M + 1.900%), 08/15/2036	551,815	0.0
1,300,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,325,275	0.1
3,000,000	(2)	BXMT 2017-FL1 C Ltd., 2.103%, (US0001M + 1.950%), 06/15/2035	2,993,434	0.2
5,000,000	(2)	BXMT 2020-FL2 D Ltd., 2.103%, (US0001M + 1.950%), 02/16/2037	4,912,776	0.4
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,933,723	0.2
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,043,260	0.1
17,797,500	(1),(4)	CD 2019-CD8 XA Mortgage Trust, 1.411%, 08/15/2057	1,777,080	0.1
736,938	(1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.043%, 04/15/2044	713,941	0.1
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.592%, 03/10/2047	2,162,362	0.2
45,735,707	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.427%, 03/10/2047	1,901,686	0.2
740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	482,749	0.0
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.722%, 07/10/2049	2,793,116	0.2
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.722%, 07/10/2049	1,124,170	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	943,144	0.1
20,655,000	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.267%, 09/15/2050	1,400,578	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.066%, 11/10/2051	2,189,750	0.2
1,000,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.317%, 10/10/2049	978,890	0.1
1,500,000	(2)	Cold Storage Trust 2020-ICE5 E, 2.924%, (US0001M + 2.766%), 12/31/2049	1,503,533	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,920,000	(1),(2)	COMM 2013-CR8 D Mortgage Trust, 3.950%, 06/10/2046	$2,936,597	0.2
21,232,744	(1),(4)	COMM 2012-CR3 XA, 1.846%, 10/15/2045	469,135	0.0
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 4.789%, 08/10/2046	1,059,961	0.1
3,015,000	(1),(2)	COMM 2013-GAM F, 3.417%, 02/10/2028	2,040,823	0.2
2,300,000	(1)	COMM 2015-CCRE26 D Mortgage Trust, 3.480%, 10/10/2048	2,112,702	0.2
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	1,555,751	0.1
540,000	(1)	Csail 2015-C2 C Commercial Mortgage Trust, 4.190%, 06/15/2057	451,958	0.0
16,406,000	(1),(2),(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.759%, 11/15/2050	801,720	0.1
1,600,000	(2)	CSWF 2018-TOP F, 2.909%, (US0001M + 2.750%), 08/15/2035	1,524,863	0.1
5,318,236	(2)	DBGS 2018-BIOD G Mortgage Trust, 2.659%, (US0001M + 2.500%), 05/15/2035	5,222,766	0.4
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.490%, 08/10/2049	2,053,748	0.2
1,000,000	(1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.565%, 11/10/2046	983,000	0.1
120,053	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.563%, 11/10/2046	14	0.0
1,075,522	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.487%, 07/10/2044	900,809	0.1
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.240%, 08/10/2049	4,967,544	0.4
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.853%, (US0001M + 2.700%), 04/15/2036	1,512,651	0.1
1,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	1,299,190	0.1
160,388,405	(2),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	298,772	0.0
24,740,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.884%, 11/25/2030	1,866,588	0.1
3,398,979	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.513%, 02/25/2035	548,928	0.0
12,597,992	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.334%, 07/25/2035	1,887,721	0.2
5,500,000	(1),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.854%, 11/25/2030	394,196	0.0
30,737,788	(1),(2),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.362%, 03/10/2044	54,935	0.0
305,531	(1),(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	296,375	0.0
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.628%, 05/10/2045	1,348,417	0.1
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,693,407	0.3
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	250,248	0.0
6,338,284	(1),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 0.961%, 02/10/2052	410,950	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,912,223	0.2
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	1,274,030	0.1
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	929,609	0.1
14,530,952	(1),(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.090%, 07/10/2052	1,072,082	0.1
1,627,069	(2)	HPLY Trust 2019-HIT E, 2.509%, (US0001M + 2.350%), 11/15/2036	1,549,015	0.1
940,000	(1),(2)	Hudson Yards 2019-55HY F Mortgage Trust, 2.943%, 12/10/2041	871,165	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.888%, 01/15/2047	$3,428,613	0.3
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	2,828,972	0.2
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	546,294	0.0
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,737,129	0.5
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.319%, (US0001M + 2.160%), 07/15/2036	1,817,669	0.1
8,083,214	(1),(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 0.979%, 02/15/2046	51,411	0.0
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,341,428	0.1
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.424%, 08/15/2046	1,443,042	0.1
5,039,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.110%, 12/15/2047	5,053,911	0.4
740,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.078%, 01/15/2046	751,415	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,658,304	0.3
2,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.027%, 12/15/2046	2,389,264	0.2
15,715,736	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 0.937%, 07/15/2047	256,017	0.0
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,216,736	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,084,934	0.1
30,251,603	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.636%, 11/15/2045	1,296,714	0.1
46,979,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	823,138	0.1
34,428,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.380%, 01/15/2048	526,094	0.0
4,460,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.185%, 04/20/2048	4,236,707	0.3
2,000,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.185%, 04/20/2048	1,749,457	0.1
2,000,000	(2)	Merit 2020-Hill F, 4.259%, (US0001M + 4.100%), 08/15/2037	2,020,654	0.2
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,530,232	0.1
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	1,637,453	0.1
3,590,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.906%, 04/15/2047	3,563,942	0.3
2,130,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,587,638	0.1
1,630,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,493,748	0.1
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	2,626,591	0.2
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	648,193	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,420,000	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	$170,649	0.0
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,303,928	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.902%, 11/15/2049	3,688,990	0.3
41,012,697	(1),(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.314%, 07/15/2052	3,583,210	0.3
6,586,500	(1),(2),(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.397%, 07/15/2052	649,768	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,331,551	0.2
17,832,407	(1),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.788%, 12/15/2050	785,792	0.1
15,555,000	(1),(2),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.494%, 12/15/2050	1,440,180	0.1
5,000,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.050%, 02/15/2047	5,123,759	0.4
3,450,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.397%, 10/15/2048	2,476,059	0.2
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.397%, 10/15/2048	4,749,814	0.4
1,604,896	(2)	Motel 6 Trust 2017-MTL6 D, 2.309%, (US0001M + 2.150%), 08/15/2034	1,592,191	0.1
840,000	(2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	828,837	0.1
1,560,000	(2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,503,279	0.1
4,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.898%, (US0001M + 3.750%), 03/25/2050	3,923,874	0.3
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,324,840	0.7
1,980,000	(1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.394%, 02/25/2052	1,890,049	0.2
1,919,000	(1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.126%, 02/27/2051	1,709,120	0.1
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	3,353,608	0.3
132,276	(2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.159%, (US0001M + 3.000%), 01/15/2035	132,050	0.0
5,040,000	(2)	Shelter Growth CRE 2018-FL1 E Issuer Ltd., 5.159%, (US0001M + 5.000%), 01/15/2035	5,029,706	0.4
17,730,157	(1),(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.557%, 04/15/2052	1,723,816	0.1
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	420,106	0.0
1,231,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	612,205	0.0
6,557,250	(1),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.042%, 12/15/2047	210,484	0.0
3,262,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.498%, 09/15/2058	3,244,095	0.3
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.248%, 09/15/2058	849,116	0.1
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.248%, 09/15/2058	844,537	0.1
4,060,000	(2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,779,958	0.3
32,664,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.527%, 11/15/2049	941,060	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,605,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	$611,865	0.0
34,191,106	(1),(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.952%, 10/15/2050	1,589,644	0.1
15,863,317	(1),(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.830%, 06/15/2051	833,271	0.1
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,570,329	0.1
3,680,000	(2),(5)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,194,793	0.3
36,809,080	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.523%, 12/15/2045	904,160	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 5.040%, 03/15/2046	1,899,635	0.2
4,410,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,352,975	0.3
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.313%, 11/15/2047	980,516	0.1
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	2,378,991	0.2
5,700,000	(1),(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.579%, 04/15/2045	5,773,895	0.5
3,240,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.256%, 03/15/2045	2,553,783	0.2
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,377,226	0.4
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,594,368	0.1
1,049,255	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.187%, 03/15/2048	20,694	0.0
7,140,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.039%, 12/15/2046	6,978,917	0.6
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	254,683	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	911,946	0.1
2,664,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 C, 4.200%, 03/15/2045	2,769,113	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $376,745,968)		352,979,850	28.3

ASSET-BACKED SECURITIES: 25.7%
		Automobile Asset-Backed Securities: 4.2%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,681,048	0.3
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,885,037	0.1
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,458,527	0.4
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,896,106	0.3
2,020,000		Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,128,456	0.2
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 C, 1.480%, 02/18/2026	2,384,496	0.2
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,425,005	0.2
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	776,275	0.1
4,100,000	(2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	4,183,370	0.3
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,097,309	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	$2,783,179	0.2
811,040		Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	817,889	0.1
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,375,073	0.4
1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,582,738	0.1
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,320,752	0.3
730,000		Santander Drive Auto Receivables Trust 2019-3 B, 2.280%, 09/15/2023	735,873	0.1
2,350,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	2,418,749	0.2
1,700,000		Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	1,714,977	0.1
2,000,000		Santander Drive Auto Receivables Trust 2020-4 C, 1.010%, 01/15/2026	2,010,542	0.2
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,223,100	0.1
1,500,000	(2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,572,804	0.1
			52,471,305	4.2

		Home Equity Asset-Backed Securities: 0.5%
733,263	(1),(2),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	728,708	0.1
2,881,111		GSAA Home Equity Trust 2006-14 A3A, 0.648%, (US0001M + 0.250%), 09/25/2036	1,355,767	0.1
1,563,893	(1)	GSAA Home Equity Trust 2006-4 4A3, 3.414%, 03/25/2036	1,240,509	0.1
1,101,967		GSAA Home Equity Trust 2007-1 1A1, 0.228%, (US0001M + 0.080%), 02/25/2037	467,751	0.0
865,024	(1),(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	911,830	0.1
888,813	(1),(3)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	888,439	0.1
			5,593,004	0.5

		Other Asset-Backed Securities: 16.9%
1,514,258	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,511,376	0.1
1,712,159	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,739,756	0.1
3,000,000	(2),(3)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,050,584	0.2
1,500,000	(2),(3)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,552,941	0.1
1,065,814	(1),(2),(4),(6)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
2,443,875	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,423,873	0.2
1,097,250	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,073,383	0.1
2,747,210	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	2,818,151	0.2
2,842,875	(2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,924,614	0.2
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 3.718%, (US0003M + 3.500%), 04/17/2026	500,069	0.0
5,000,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	5,000,855	0.4
1,400,000	(2)	Atrium CDO Corp. 12A CR, 1.866%, (US0003M + 1.650%), 04/22/2027	1,376,554	0.1
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 3.668%, (US0003M + 3.450%), 07/20/2025	1,000,286	0.1
4,500,000	(2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,500,378	0.4
2,000,000	(2)	Ballyrock CLO 2020-14A B Ltd., 2.538%, (US0003M + 2.300%), 01/20/2034	2,000,212	0.2
3,000,000	(2)	Barings CLO Ltd. 2020-1A B, 2.080%, (US0003M + 1.850%), 10/15/2032	3,004,743	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,050,000	(2)	BDS 2020-FL5 D Ltd., 2.658%, (US0001M + 2.500%), 02/16/2037	$3,930,139	0.3
304,752	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.383%, 10/25/2036	303,528	0.0
6,000,000	(2)	Benefit Street Partners CLO VII Ltd. 2015-VIIA BR, 1.768%, (US0003M + 1.550%), 07/18/2027	5,897,856	0.5
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 5.674%, (US0003M + 5.450%), 04/13/2027	985,111	0.1
3,750,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A C, 2.659%, (US0003M + 2.500%), 01/15/2033	3,753,885	0.3
4,600,000	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,725,472	0.4
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 5.613%, (US0003M + 5.400%), 11/23/2025	2,956,386	0.2
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705%), 09/25/2035	2,468,753	0.2
1,417,375	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,494,205	0.1
1,886,575	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,057,565	0.2
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.237%, (US0003M + 3.000%), 10/15/2027	1,549,320	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,553,637	0.1
930,394	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,000,389	0.1
2,537,445	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,549,653	0.2
1,844,424	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,926,330	0.2
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	707,012	0.1
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	859,596	0.1
909,523	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	989,138	0.1
3,745,347	(2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	3,893,684	0.3
2,000,000	(2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	2,020,307	0.2
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,020,492	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	6,049,781	0.5
3,450,000	(2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,516,386	0.3
1,400,000	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,427,212	0.1
2,800,000	(2)	Marlette Funding Trust 2020-2A B, 1.830%, 09/16/2030	2,832,092	0.2
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	963,199	0.1
1,190,681	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,289,920	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.677%, 09/25/2057	1,978,671	0.2
2,185,432	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,309,231	0.2
1,663,805	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,801,016	0.1
1,540,980	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,664,245	0.1
1,674,353	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,737,678	0.1
1,130,337	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,219,762	0.1
2,321,132	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,433,259	0.2
3,000,000	(2),(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 5.418%, (US0003M + 5.200%), 04/20/2027	2,829,537	0.2
5,000,000	(2)	Octagon Investment Partners 48 Ltd. 2020-3A B, 2.082%, (US0003M + 1.850%), 10/20/2031	5,003,460	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,000,000	(2)	Octagon Investment Partners XVII Ltd. 2013-1A BR2, 1.615%, (US0003M + 1.400%), 01/25/2031	$2,946,849	0.2
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 4.187%, (US0003M + 3.950%), 04/15/2026	2,616,023	0.2
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 6.137%, (US0003M + 5.900%), 04/15/2026	2,354,217	0.2
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.471%, (US0003M + 4.250%), 11/15/2026	2,883,066	0.2
286,011	(1),(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.626%, 01/25/2036	290,499	0.0
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,010,627	0.2
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 5.918%, (US0003M + 5.700%), 10/20/2027	1,950,164	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 2.518%, (US0003M + 2.300%), 07/20/2030	1,595,550	0.1
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	925,178	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,027,105	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,908,521	0.3
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	868,646	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,876,321	0.2
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,137,305	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,551,764	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,592,742	0.2
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,004,723	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	612,423	0.1
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,243,928	0.3
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,801,928	0.1
1,221,087	(1),(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,236,185	0.1
3,371,667	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,616,165	0.3
323,557		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.318%, (US0001M + 0.170%), 12/25/2036	317,167	0.0
4,000,000	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	4,032,668	0.3
3,690,331	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,920,077	0.3
1,878,704	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,986,582	0.2
3,560,857	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,818,558	0.3
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.329%, (US0003M + 3.100%), 07/14/2026	4,200,533	0.3
1,568,000	(2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,598,227	0.1
4,750,000	(2)	TCW CLO 2018-1A B2R2 Ltd., 2.615%, (US0003M + 2.400%), 04/25/2031	4,751,444	0.4
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,910,913	0.2
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,051,073	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.168%, (US0003M + 1.950%), 07/18/2031	1,956,468	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.188%, 11/25/2057	$1,216,891	0.1
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,306,545	0.1
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,010,752	0.1
2,450,000	(2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,530,037	0.2
2,425,000	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,502,818	0.2
1,746,000	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,854,846	0.1
3,763,500	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	4,009,374	0.3
4,700,000	(2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,826,279	0.4
			211,026,863	16.9

		Student Loan Asset-Backed Securities: 4.1%
220,282	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	220,062	0.0
654,166	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	667,842	0.1
429,694	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	469,745	0.0
168,948	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	176,815	0.0
43,859	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	44,721	0.0
1,800,000	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	1,850,563	0.2
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	620,095	0.1
333,674	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	335,817	0.0
145,702	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	146,823	0.0
353,899	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	357,287	0.0
181,802	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	183,686	0.0
258,584	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	260,997	0.0
398,778	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	415,163	0.0
1,688,214	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,722,561	0.1
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	468,020	0.0
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,060,800	0.1
850,000	(2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	859,369	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,445,383	0.2
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,043,726	0.1
4,000,000	(2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	4,050,338	0.3
329,808	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	331,564	0.0
178,080	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	180,441	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,657,327	0.1
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,421,975	0.3
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,609,364	0.1
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,281,520	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	$1,303,181	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,054,741	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,193,778	0.3
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,150,789	0.2
2,100,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,261,427	0.2
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,040,879	0.1
5,050,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	5,072,581	0.4
4,300,000	(2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	4,484,007	0.4
4,100,000	(2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,302,344	0.4
			51,745,731	4.1

Total Asset-Backed Securities
(Cost $314,624,345)	320,836,903	25.7

Total Long-Term Investments
(Cost $1,215,914,477)	1,202,106,201	96.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
44,943,101	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $44,943,101)	44,943,101	3.6

	Total Short-Term Investments
	(Cost $44,943,101)	44,943,101	3.6

	Total Investments in Securities (Cost $1,260,857,578)	$ 1,247,049,302	100.0
	Assets in Excess of Other Liabilities	399,790	0.0
	Net Assets	$ 1,247,449,092	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2020.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Represents or includes a TBA transaction.
(8)	Rate shown is the 7-day yield as of December 31, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
SOFR30A	30-Day Secured Overnight Financing Rate

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$528,289,448	$–	$528,289,448
Asset-Backed Securities	–	320,836,903	–	320,836,903
Commercial Mortgage-Backed Securities	–	352,979,850	–	352,979,850
Short-Term Investments	44,943,101	–	–	44,943,101
Total Investments, at fair value	$44,943,101	$1,202,106,201	$–	$1,247,049,302
Other Financial Instruments+
Futures	108,644	–	–	108,644
Total Assets	$45,051,745	$1,202,106,201	$–	$1,247,157,946
Liabilities Table
Other Financial Instruments+
Futures	$(732,222)	$–	$–	$(732,222)
Total Liabilities	$(732,222)	$–	$–	$(732,222)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	150	03/22/21	$20,711,719	$16,119
U.S. Treasury Ultra Long Bond	84	03/22/21	17,939,250	92,525
			$38,650,969	$108,644
Short Contracts:
U.S. Treasury 2-Year Note	(859)	03/31/21	(189,818,867)	(172,174)
U.S. Treasury 5-Year Note	(1,574)	03/31/21	(198,582,235)	(462,724)
U.S. Treasury Long Bond	(58)	03/22/21	(10,044,875)	(75,207)
U.S. Treasury Ultra 10-Year Note	(60)	03/22/21	(9,381,563)	(22,117)
			$(407,827,540)	$(732,222)

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,255,694,976.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,873,244
Gross Unrealized Depreciation	(30,142,496)

Net Unrealized Depreciation	$(9,269,252)